Debt (Tables)	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Schedule of undrawn facilities
		As of March 31,
	Interest rate	2023	2024
Undrawn borrowing facilities at floating rates include:
– Standard Bank:
CFC Overdraft	SA prime* less 1.2%	$1,180	$2,710
– Nedbank Limited overdraft	SA prime* less 2%	264	—
– Investec Facility:
General committed banking facility	SA Prime* less 1.5%	7,222	13
General uncommitted banking facility	Negotiable (overnight or daily rates)	10,000	10,000
		$18,666	$12,723

*	South African prime interest rate